Revenues (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Revenues by Type and Geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 3).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Three months ended June 30,	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Recurring	626	580	300	282	150	136	144	141	-	-	1,220	1,139
Transactions	47	40	48	47	47	32	24	14	-	-	166	133
Global Print	-	-	-	-	-	-	-	-	147	134	147	134
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(1)	(1)
Total	673	620	348	329	197	168	168	155	147	134	1,532	1,405

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Six months ended June 30,	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Recurring	1,247	1,167	595	563	310	294	288	283	-	-	2,440	2,307
Transactions	94	79	137	133	112	92	40	27	-	-	383	331
Global Print	-	-	-	-	-	-	-	-	290	289	290	289
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(1)	(2)
Total	1,341	1,246	732	696	422	386	328	310	290	289	3,112	2,925

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Three months ended June 30,	2021	2020	2021	2020	2021	2020	2021 (1)	2020	2021	2020	2021	2020
U.S.	532	499	287	270	151	131	21	107	104	97	1,095	1,104
Canada (country of domicile)	15	13	3	2	11	8	1	1	19	16	49	40
Other	6	7	11	11	23	17	2	3	5	4	47	42
Americas (North America, Latin America, South America)	553	519	301	283	185	156	24	111	128	117	1,191	1,186

U.K.	69	58	27	28	7	6	103	5	9	7	215	104
Other	17	13	11	10	-	2	28	25	4	4	60	54
EMEA (Europe, Middle East and Africa)	86	71	38	38	7	8	131	30	13	11	275	158
Asia Pacific	34	30	9	8	5	4	13	14	6	6	67	62
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(1)	(1)
Total	673	620	348	329	197	168	168	155	147	134	1,532	1,405

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Six months ended June 30,	2021	2020	2021	2020	2021	2020	2021 (1)	2020	2021	2020	2021	2020
U.S.	1,058	1,002	610	578	338	313	70	211	205	212	2,281	2,316
Canada (country of domicile)	31	26	5	5	21	17	2	2	36	32	95	82
Other	11	11	23	23	44	38	4	5	9	8	91	85
Americas (North America, Latin America, South America)	1,100	1,039	638	606	403	368	76	218	250	252	2,467	2,483

U.K.	137	117	53	55	11	10	169	12	18	16	388	210
Other	34	29	23	19	-	2	55	52	8	7	120	109
EMEA (Europe, Middle East and Africa)	171	146	76	74	11	12	224	64	26	23	508	319
Asia Pacific	70	61	18	16	8	6	28	28	14	14	138	125
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(1)	(2)
Total	1,341	1,246	732	696	422	386	328	310	290	289	3,112	2,925
(1)
Following the sale of Refinitiv to London Stock Exchange Group (“LSEG”) in January of 2021, revenues from the Reuters News agreement to supply news and editorial content to Refinitiv were moved from the U.S. to the U.K.